Supplementary Information to Statements of Operations (Details 1) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator:
Income	$ 773	$ 360	$ 334
Net income available to Ordinary shareholders	$ 773	$ 360	$ 334
Denominator (in thousands):
Basic weighted average Ordinary shares outstanding (in thousands)	3,171	2,587	1,970
Diluted weighted average Ordinary shares outstanding (in thousands)	3,171	2,593	1,970
Basic and diluted income per share	$ 0.24	$ 0.14	$ 0.17